Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value Measurements (Tables) [Abstract]
Fair value of assets and liabilities at fair value on recurring basis

The fair value of Sony’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2010 and 2011 are as follows:

	Yen in millions
	March 31, 2010
	Level 1	Level 2	Level 3	Total

Assets:
Trading securities	180,414	172,939	—	353,353
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,290,824	—	1,290,824
Japanese local government bonds	—	28,842	—	28,842
Japanese corporate bonds	4,937	358,187	1,097	364,221
Foreign corporate bonds	—	261,896	17,433	279,329
Other	365	10,736	—	11,101
Equity securities	160,128	6,682	3,936	170,746
Other investments*[1]	5,377	38	69,672	75,087
Derivative assets*[2]	—	23,796	—	23,796

Total assets	351,221	2,153,940	92,138	2,597,299

Liabilities:
Derivative liabilities*[2]	—	48,599	—	48,599

Total liabilities	—	48,599	—	48,599

	Yen in millions
	March 31, 2011
	Level 1	Level 2	Level 3	Total

Assets:
Trading securities	189,320	186,482	—	375,802
Available-for-sale securities
Debt securities
Japanese national government bonds	—	1,143,765	—	1,143,765
Japanese local government bonds	—	22,965	—	22,965
Japanese corporate bonds	—	329,057	4,581	333,638
Foreign corporate bonds	—	306,070	20,050	326,120
Other	—	7,933	—	7,933
Equity securities	141,408	4,667	3,968	150,043
Other investments*[1]	5,459	51	70,058	75,568
Derivative assets*[2]	—	15,110	—	15,110

Total assets	336,187	2,016,100	98,657	2,450,944

Liabilities:
Derivative liabilities*[2]	—	33,759	—	33,759

Total liabilities	—	33,759	—	33,759

*1	Other investments include certain private equity investments and certain hybrid financial instruments.

*2	Derivative assets and liabilities are recognized and disclosed on a gross basis.

Changes in fair value of level 3 assets and liabilities

The changes in fair value of level 3 assets and liabilities for the fiscal years ended March 31, 2010 and 2011 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2010
	Assets
		Available-for-sale securities
		Debt securities
		Japanese	Foreign
	Trading	corporate	corporate	Equity	Other	Derivative
	securities	bonds	bonds	securities	investments	assets

Beginning balance	3,003	7,630	51,798	3,562	59,781	—
Total realized and unrealized gains (losses):
Included in earnings*[1]	181	(260)	(404)	(2)	6,288	(69)
Included in other comprehensive income (loss)	—	—	1,818	374	2,781	—
Purchases, issuances, sales and settlements	(562)	(5,660)	(4,247)	2	822	(186)
Transfers in and/or out of level 3*[2]*[3]	(2,622)	(613)	(31,532)	—	—	255

Ending balance	—	1,097	17,433	3,936	69,672	—

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	—	—	(40)	—	6,726	—

	Yen in millions
	Fiscal year ended March 31, 2011
	Assets
	Available-for-sale securities
	Debt securities
	Japanese	Foreign
	corporate	corporate	Equity	Other
	bonds	bonds	securities	investments

Beginning balance	1,097	17,433	3,936	69,672
Total realized and unrealized gains (losses):
Included in earnings*[1]	(13)	(224)	—	(3,332)
Included in other comprehensive income (loss)	(18)	(842)	32	2,606
Purchases, issuances, sales and settlements	3,515	8,251	—	1,112
Transfers in and/or out of level 3*[2]	—	(4,568)	—	—

Ending balance	4,581	20,050	3,968	70,058

Changes in unrealized gains (losses) relating to instruments still held at reporting date:
Included in earnings*[1]	(2)	10	—	(3,779)

*1	Earning effects are included in financial services revenue in the consolidated statements of income.

*2	Transfers into or out of level 3 are reported as the value as of the beginning of the period in which the transfer occurs.

*3	Certain corporate bonds were transferred into level 2 because the ability to corroborate significant inputs with market observable data became possible due to a significant recovery in credit markets.

Estimated fair value of Sony's financial instruments

The estimated fair values of Sony’s financial instruments are summarized as follows. The following summary excludes cash and cash equivalents, call loans, time deposits, notes and accounts receivable, trade, call money, short-term borrowings, notes and accounts payable, trade and deposits from customers in the banking business because the carrying values of these financial instruments approximated their fair values due to their short-term nature. The summary also excludes debt and equity securities which are disclosed in Note 7.

	Yen in millions
	March 31, 2010		March 31, 2011
	Carrying	Estimated	Carrying	Estimated
	amount	fair value	amount	fair value

Long-term debt including the current portion	1,160,029	1,168,354	921,849	928,820
Investment contracts included in policyholders’ account in the life insurance business	306,625	307,656	322,649	320,036
Housing loans in the banking business	555,105	612,830	656,047	714,985